Annual Fund Operating Expenses - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Mid Cap Value Fund	Dec. 29, 2021
Class A Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver or Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	1.20%
Class C Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.46%
Service Fees	0.25%
Shareholder Administration Fees	none
All Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.96%
Fee Waiver or Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	1.95%
Institutional Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver or Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	0.84%
Service Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Service Fees	none
Shareholder Administration Fees	0.25%
All Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.34%
Fee Waiver or Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	1.34%
Investor Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver or Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	0.95%
Class R Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.21%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.46%
Fee Waiver or Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	1.45%
Class R6 Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver or Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	0.83%

[1]	Goldman Sachs & Co. (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Fund. This arrangement will remain in effect through at least December 29, 2022, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.